Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2017
Registrant Name	FORUM FUNDS II
Central Index Key	0001576367
Amendment Flag	false
Document Creation Date	Apr. 24, 2017
Document Effective Date	Apr. 26, 2017
Prospectus Date	Apr. 26, 2017